Operating segment and geographic data - Depreciation and amortization, Capital expenditure, and Total assets by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 961	$ 916	$ 836
Capital expenditure	762	772	752
Total assets	46,108	44,441	43,458
Electrification
Segment Reporting Information [Line Items]
Depreciation and amortization	414	355	315
Capital expenditure	279	244	218
Total assets	11,671	12,052	8,881
Industrial Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	55	57	61
Capital expenditure	64	58	54
Total assets	4,559	4,287	4,478
Motion
Segment Reporting Information [Line Items]
Depreciation and amortization	169	184	193
Capital expenditure	110	93	89
Total assets	6,149	6,016	6,051
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	124	127	73
Capital expenditure	59	74	44
Total assets	4,661	4,760	4,848
Corporate and Other
Segment Reporting Information [Line Items]
Depreciation and amortization	199	193	194
Capital expenditure	250	303	347
Total assets	19,068	17,326	19,200
Assets held for sale	$ 9,840	$ 8,591	$ 8,603